Investments (Tables)	12 Months Ended
Dec. 31, 2025
Investments, Debt and Equity Securities [Abstract]
Summary of Investments

Investments as of December 31, 2025 and December 31, 2024 are as follows (in thousands):

	December 31,	December 31,
	2025	2024
Equity method investments	$32,433	$31,565
Equity investments without readily determinable fair values	152	152
Total investments	$32,585	$31,717